Convertible Notes and Warrants - Schedule of the Debt for the Respective Periods (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
December 2024 Initial Investor Note [Member]
Debt Instrument [Line Items]
Convertible debt, gross	$ 20,000,000	$ 20,000,000
Convertible debt, net	12,278,826	11,752,904
Less: Current portion of long-term debt	0	11,752,904
Convertible note, net – long-term	12,278,826	0
Debt discount, net of amortization	6,213,572	6,636,805
Debt issuance costs, net of amortization	1,507,602	1,610,291
March 2025 Investor Note [Member]
Debt Instrument [Line Items]
Convertible debt, gross	46,279,500	0
Fair value adjustment	6,534,143	0
Convertible note, net – long-term	$ 52,813,643	$ 0